Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the financial performance of our company. For further information concerning our compensation philosophy and how we align executive compensation with our performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”
(a)	(b)	(c)	(d)	(e)	(f)		(g)	(h)
					Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average SCT Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (In Millions)(7)	DCF per Share(8)
2022	$1,462	$3,423,955	$3,942,132	$5,228,245	$103.86	$128.92	$2,625	$2.19
2021	$18,000,259	$20,979,641	$3,515,379	$4,479,563	$85.67	$106.08	$1,850	$2.40
2020	$1	$(5,844,293)	$3,066,226	$1,493,805	$69.23	$76.64	$180	$2.02

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Kean (our principal executive officer, or “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table, or “SCT.” See “Executive Compensation — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Kean, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or received by Mr. Kean during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kean’s compensation reported in the “Total” column of the Summary Compensation Table for each year to determine the compensation actually paid for such year:

Year	SCT Total for PEO	Deduction of Reported Value of Equity Awards(a)	Addition of Equity Award Adjustments(b)	Deduction of Reported Change in the Actuarial PV of Pension Benefits(c)	Addition of Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2022	$1,462	$—	$3,423,298	$(1,461)	$656	$3,423,955
2021	$18,000,259	$(18,000,005)	$20,978,946	$(253)	$694	$20,979,641
2020	$1	$—	$(5,845,112)	$—	$818	$(5,844,293)

(a)
The grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, which amounts are deducted from Mr. Kean’s compensation reported in the “Total” column of the Summary Compensation Table in accordance with Item 402(v) in calculating compensation actually paid to Mr. Kean.

(b)
The equity award adjustments for each year presented include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value and (iv) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividend Equivalents Paid on Unvested Restricted Stock Units	Total Equity Award Adjustments
2022	$—	$2,287,350	$—	$1,135,948	$3,423,298
2021	$16,341,161	$—	$3,355,569	$1,282,216	$20,978,946
2020	$—	$(6,783,495)	$—	$938,383	$(5,845,112)

(c)
Amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year, which amounts are deducted from Mr. Kean’s compensation reported in the “Total” column of the Summary Compensation Table in accordance with Item 402(v) in calculating compensation actually paid to Mr. Kean for such year.

(d)
Pension benefit adjustments for each year presented are computed as the sum of two components: (i) the actuarially determined service cost for services rendered by Mr. Kean during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, as calculated in accordance with U.S. GAAP. There was no prior service cost (ii above) for any of the three years.

(3)
The dollar amounts reported in column (d) represent the average amounts reported for our NEOs as a group (excluding Mr. Kean) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are for all three years: Ms. Dang, Mr. Michels, Mr. Holland, and Mr. Sanders.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Kean) (referred to as “Non-PEO NEOs” in the column headings), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned or received by the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Kean) for each year to determine the average compensation actually paid, using the same methodology as described above in note (2):

Year	Average Reported SCT Total for Non-PEO NEOs	Deduction of Average Reported Value of Equity Awards	Addition of Average Equity Award Adjustments (a)	Deduction of Average Reported Change in the Actuarial Present Value of Pension Benefits	Addition of Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,942,132	$(2,562,508)	$3,840,097	$(3,047)	$11,571	$5,228,245
2021	$3,515,379	$(2,062,504)	$3,022,591	$(7,212)	$11,309	$4,479,563
2020	$3,066,226	$(1,762,508)	$185,563	$(6,767)	$11,291	$1,493,805
(a)
The amounts deducted or added in calculating the average equity award adjustments are as follows:

Year	Average Year End Fair Value of Unvested Equity Awards Granted in Applicable Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividend Equivalents Paid on Unvested Restricted Stock Units	Total Average Equity Award Adjustments
2022	$2,676,495	$521,388	$217,052	$425,162	$3,840,097
2021	$1,872,428	$478,958	$283,128	$388,077	$3,022,591
2020	$1,596,652	$(1,336,629)	$(359,415)	$284,955	$185,563

(b)
Average pension benefit adjustments for each year presented are computed as the sum of two components: (i) the actuarially determined service cost for services rendered by the NEOs (averaged) during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year (averaged) that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, as calculated in accordance with U.S. GAAP. There was no prior service cost (ii above) for any of the three years.

(5)
The dollar amounts reported assume that the value of the investment in our common stock was $100 at December 31, 2019, and that all dividends were reinvested. The cumulative total return to our stockholders was calculated using the closing price of our common stock on December 30, 2019 (the last trading day of 2019) of $21.17. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period; by the share price at the beginning of the measurement period.

(6)
The dollar amounts reported represent the weighted peer group TSR using the same valuation approach as described in footnote (5) above, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Alerian Midstream Energy Index.

(7)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

(8)
See “Executive Compensation — Non-GAAP Financial Measures” for an explanation of the definition of DCF per share.

Company Selected Measure Name	DCF per Share
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Kean (our principal executive officer, or “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table, or “SCT.” See “Executive Compensation — Summary Compensation Table.”

Peer Group Issuers, Footnote [Text Block]
(6)
The dollar amounts reported represent the weighted peer group TSR using the same valuation approach as described in footnote (5) above, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Alerian Midstream Energy Index.

PEO Total Compensation Amount	$ 1,462	$ 18,000,259	$ 1
PEO Actually Paid Compensation Amount	$ 3,423,955	20,979,641	(5,844,293)
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Kean, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or received by Mr. Kean during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kean’s compensation reported in the “Total” column of the Summary Compensation Table for each year to determine the compensation actually paid for such year:

Year	SCT Total for PEO	Deduction of Reported Value of Equity Awards(a)	Addition of Equity Award Adjustments(b)	Deduction of Reported Change in the Actuarial PV of Pension Benefits(c)	Addition of Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2022	$1,462	$—	$3,423,298	$(1,461)	$656	$3,423,955
2021	$18,000,259	$(18,000,005)	$20,978,946	$(253)	$694	$20,979,641
2020	$1	$—	$(5,845,112)	$—	$818	$(5,844,293)

(a)
The grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, which amounts are deducted from Mr. Kean’s compensation reported in the “Total” column of the Summary Compensation Table in accordance with Item 402(v) in calculating compensation actually paid to Mr. Kean.

(b)
The equity award adjustments for each year presented include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value and (iv) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividend Equivalents Paid on Unvested Restricted Stock Units	Total Equity Award Adjustments
2022	$—	$2,287,350	$—	$1,135,948	$3,423,298
2021	$16,341,161	$—	$3,355,569	$1,282,216	$20,978,946
2020	$—	$(6,783,495)	$—	$938,383	$(5,845,112)

(c)
Amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year, which amounts are deducted from Mr. Kean’s compensation reported in the “Total” column of the Summary Compensation Table in accordance with Item 402(v) in calculating compensation actually paid to Mr. Kean for such year.

(d)
Pension benefit adjustments for each year presented are computed as the sum of two components: (i) the actuarially determined service cost for services rendered by Mr. Kean during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, as calculated in accordance with U.S. GAAP. There was no prior service cost (ii above) for any of the three years.

Non-PEO NEO Average Total Compensation Amount	$ 3,942,132	3,515,379	3,066,226
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,228,245	4,479,563	1,493,805
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Kean) (referred to as “Non-PEO NEOs” in the column headings), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned or received by the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Kean) for each year to determine the average compensation actually paid, using the same methodology as described above in note (2):

Year	Average Reported SCT Total for Non-PEO NEOs	Deduction of Average Reported Value of Equity Awards	Addition of Average Equity Award Adjustments (a)	Deduction of Average Reported Change in the Actuarial Present Value of Pension Benefits	Addition of Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,942,132	$(2,562,508)	$3,840,097	$(3,047)	$11,571	$5,228,245
2021	$3,515,379	$(2,062,504)	$3,022,591	$(7,212)	$11,309	$4,479,563
2020	$3,066,226	$(1,762,508)	$185,563	$(6,767)	$11,291	$1,493,805
(a)
The amounts deducted or added in calculating the average equity award adjustments are as follows:

Year	Average Year End Fair Value of Unvested Equity Awards Granted in Applicable Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividend Equivalents Paid on Unvested Restricted Stock Units	Total Average Equity Award Adjustments
2022	$2,676,495	$521,388	$217,052	$425,162	$3,840,097
2021	$1,872,428	$478,958	$283,128	$388,077	$3,022,591
2020	$1,596,652	$(1,336,629)	$(359,415)	$284,955	$185,563

(b)
Average pension benefit adjustments for each year presented are computed as the sum of two components: (i) the actuarially determined service cost for services rendered by the NEOs (averaged) during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year (averaged) that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, as calculated in accordance with U.S. GAAP. There was no prior service cost (ii above) for any of the three years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The amount of compensation actually paid to Mr. Kean is not aligned with our cumulative TSR over the three years presented in the table due to his multi-year grant received in 2021 and his election to receive $1 in base salary and not to receive an annual cash bonus in all years presented. While the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Kean) is directionally aligned with our cumulative TSR over the three years presented in the table, this relationship is not based on the design of our compensation program. As described in more detail in “Executive Compensation — Compensation Discussion and Analysis,” we believe that performance targets should reward efforts to preserve and enhance the long-term value of our company and emphasize performance that is reasonably within our executives’ control, unlike measures such as TSR, which can be influenced by significant factors outside our executives’ control and may encourage behavior that is potentially adverse to long-term stockholder value.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The amount of compensation actually paid to Mr. Kean is not aligned with our net income over the three years presented in the table due to his multi-year grant received in 2021 and his election to receive $1 in base salary and not to receive an annual cash bonus in all years presented. The average amount of compensation actually paid to the company’s NEOs as a group (excluding Mr. Kean) is generally aligned with our net income over the three years presented in the table. However, we do not use net income as a performance measure in the overall executive compensation program because net income is impacted by non-cash items that may not be reflective of our performance; rather, we use DCF per share as our primary financial performance metric, as discussed below.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and DCF per share
The amount of compensation actually paid to Mr. Kean is not aligned with our DCF per share over the three years presented in the table due to his multi-year grant received in 2021 and his election to receive $1 in base salary and not to receive an annual cash bonus in all years presented. The average amount of compensation actually paid to our NEOs as a group (excluding Mr. Kean) is generally aligned with our DCF per share over the three years presented in the table, except that compensation actually paid for 2021 reflects normalized short-term incentive compensation relative to our DCF per share for 2021. Our DCF per share for 2021 was significantly higher than budgeted due to the impact of Winter Storm Uri, which we considered largely non-recurring. Compensation actually paid for 2022 also reflects our higher stock price attributed to equity awards as of year-end in accordance with Item 402(v) of Regulation S-K. As discussed further in “Executive Compensation — Compensation Discussion and Analysis,” the Compensation Committee sets a DCF per share target as the financial performance target for compensation awarded to NEOs other than Mr. Kean under our Annual Incentive Plan. In addition, we make long-term incentive equity awards to our NEOs in the form of RSUs that are subject to both a time-based vesting condition and a performance-based vesting condition, which is typically an achievable DCF per share target.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Our cumulative TSR over the three year period presented in the table was 4%, while the cumulative TSR of the peer group presented for this purpose, the Alerian Midstream Energy Index, was 29% over the three years presented in the table. As described in more detail in “Executive Compensation — Compensation Discussion and Analysis,” we believe that performance targets should reward efforts to preserve and enhance the long-term value of our company and emphasize performance that is reasonably within our executives’ control, unlike measures such as TSR, which can be influenced by significant factors outside our executives’ control and may encourage behavior that is potentially adverse to long-term stockholder value.

Tabular List [Table Text Block]	• DCF per share • Consolidated Leverage Ratio • Segment EBDA (only applicable to Mr. Sanders, as President of Products Pipelines)
Total Shareholder Return Amount	$ 103.86	85.67	69.23
Peer Group Total Shareholder Return Amount	128.92	106.08	76.64
Net Income (Loss)	$ 2,625,000,000	$ 1,850,000,000	$ 180,000,000
Company Selected Measure Amount	2.19	2.4	2.02
PEO Name	Mr. Kean
Additional 402(v) Disclosure [Text Block]
(5)
The dollar amounts reported assume that the value of the investment in our common stock was $100 at December 31, 2019, and that all dividends were reinvested. The cumulative total return to our stockholders was calculated using the closing price of our common stock on December 30, 2019 (the last trading day of 2019) of $21.17. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period; by the share price at the beginning of the measurement period.

Share Price | $ / shares				$ 21.17
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	DCF per share
Non-GAAP Measure Description [Text Block]	(8) See “Executive Compensation — Non-GAAP Financial Measures” for an explanation of the definition of DCF per share.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Leverage Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Segment EBDA (only applicable to Mr. Sanders, as President of Products Pipelines)
Mr. Kean [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (18,000,005)	$ 0
Mr. Kean [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,423,298	20,978,946	(5,845,112)
Mr. Kean [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,461)	(253)	0
Mr. Kean [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	656	694	818
Mr. Kean [Member] | Year End Fair Value of Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	16,341,161	0
Mr. Kean [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,287,350	0	(6,783,495)
Mr. Kean [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,355,569	0
Mr. Kean [Member] | Value Of Dividend Equivalents Paid On Unvested Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,135,948	1,282,216	938,383
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,562,508)	(2,062,504)	(1,762,508)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,840,097	3,022,591	185,563
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,047)	(7,212)	(6,767)
Non-PEO NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,571	11,309	11,291
Non-PEO NEO [Member] | Year End Fair Value of Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,676,495	1,872,428	1,596,652
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	521,388	478,958	(1,336,629)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	217,052	283,128	(359,415)
Non-PEO NEO [Member] | Value Of Dividend Equivalents Paid On Unvested Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 425,162	$ 388,077	$ 284,955